UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Federated Bond Fund
(Institutional and Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Great-West Federated Bond Fund’s (Institutional Class shares) total return for the 12-month reporting period ending December 31, 2016, was 4.99%. The total return of the Bloomberg Barclays U.S. Aggregate Bond Index was 2.65%.
Interest rates rose slightly from December 31, 2015, to December 31, 2016, with two year Treasury rates increasing from 1.05% to 1.19% and 30 year Treasury rates increasing from 3.02% to 3.07%. This apparent calm belied significant intra-period volatility; however, as 10 year yields fell to a generational low of 1.36% in July on flight-to-quality buying. Investors sought the safety of Treasury bonds, driving up prices and driving down yields, due to a 12% correction in stock prices and a collapse in oil prices to $26/barrel in the first quarter of 2016, fears of an economic hard landing in China, plunging inflation expectations, the vote by United Kingdom to leave the European Union, and negative 10 year sovereign yields in Japan and several European countries. Once energy prices recovered and it became apparent Chinese economic growth was not likely to collapse, and as Britain managed to avoid a recession after the “Brexit” vote, risk assets such as stocks and corporate bonds rebounded as the demand for Treasuries as a safe haven faded. Interest rates rose back to levels consistent with the moderate growth (2% U.S. Gross Domestic Product), low inflation, low volatility environment that has characterized the past several years. But in early November market sentiment abruptly changed once again with the unexpected victory of Donald Trump in the presidential election. Trump’s pro-growth agenda of cutting taxes, repatriating corporate cash trapped overseas, ramping up spending on defense and infrastructure, and reducing government regulations caused stocks and corporate bonds to rally and interest rates to rise. In addition, prospects for immigration reform and trade barriers added to concerns that inflation would accelerate, further causing Treasury bond prices to decline and yields to rise, as did a 0.25% hike in the federal funds rate by the Federal Reserve in December.
After substantial underperformance early in the period due to the factors noted above, the credit sectors of the bond market performed very well through the end of the period, including post-election. The top performer by a large margin in the bond market was high yield securities, followed by emerging market bonds, investment grade corporates, and commercial mortgage-backed securities. Within the corporate sectors, lower rated bonds and bonds of longer maturities performed best relative to similar duration Treasury bonds. Industrials performed particularly well given the rebound in commodity and energy prices. The credit sectors were supported by strong consumer spending that makes a recession in the U.S. a remote possibility in the near term. The credit sectors were also supported by Trump’s pro-growth agenda, strong buying from European investors looking for higher yields and being crowded out by the European Central Bank’s corporate bond buying program, and by a Federal Reserve that continues to raise the overnight federal funds rate at a very gradual pace. The only sector of the bond market which underperformed Treasuries was government agency mortgage-backed securities. Despite continued buying by the Federal Reserve to maintain a stable portfolio size, higher interest rates (causing average life extension) and heightened interest rate volatility caused investors to favor other sectors of the bond market.
Sector allocation was the primary reason the Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund was overweight high yield and investment grade corporate bonds and, to a lesser extent, commercial mortgage-backed securities and emerging market bonds, all of which significantly outperformed duration equivalent Treasuries as noted above. The Fund was also underweight agency mortgage-backed securities during a period late in the year in which they lagged Treasuries, adding additional value relative to the Index.

Security selection overall also added significant value, particularly a 3% position in Treasury Protection Securities (which benefitted from the increase in inflation), an overweight to investment grade energy companies (which benefitted from the rebound in energy prices from the February low), and over weights to BBB rated and 30 year corporate bonds. Issuer selection within high yield sector detracted somewhat from security selection returns.
Duration positioning was slightly detractive. The Fund’s duration was substantially shorter than the index (85%-90%) early in the period when rates fell. The Fund averaged between 90-100% of index duration later in the year, which added value as rates rose, but not quite enough to offset losses from January.
Yield curve positioning added modestly to returns as the Fund was positioned in a flattener early in the period and was underweight intermediate maturities in the fourth quarter.
During the period the Fund used exchange-traded Treasury note futures contracts to implement the positioning recommendations from Federated’s duration and yield curve committee. Treasury futures are generally the least expensive, most liquid, and most efficient way to adjust the Fund’s interest rate sensitivity and yield curve positioning, particularly given diminished dealer balance sheet capacity to warehouse physical securities.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

16,000
14,000
12,000
10,000
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
Fund (Initial Class)
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2007	10,668.00	10,697.00
2008	10,874.96	11,257.52
2009	12,296.32	11,925.09
2010	13,142.33	12,705.00
2011	13,911.15	13,701.07
2012	14,756.95	14,277.88
2013	14,431.47	13,988.94
2014	15,182.35	14,823.48
2015	15,004.67	14,905.00
2016	15,708.39	15,299.61

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	4.99%	N/A	1.61%
Initial Class	4.69%	2.46%	4.62%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2016
Rating	Percentage of Fund Investments
Aaa	44.20%
Aa1	0.28
Aa2	0.79
Aa3	2.65
A1	1.59
A2	3.14
A3	6.01
Baa1	6.92
Baa2	8.52
Baa3	8.28
Ba1	2.78
Ba2	1.79
Ba3	1.26
B1	1.03
B2	1.07
B3	1.61
CCC, CC, C	2.66
Equities	0.26
Not Rated	0.80
Short Term Investments	4.36
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$ 994.90	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.78
Initial Class
Actual	$1,000.00	$ 993.10	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.56
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.42%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 878,309
425,000	Chesapeake Funding II LLC(a)(b) Series 16-2A Class A2 1.70%, 06/15/2028	427,210
	Santander Drive Auto Receivables Trust
	Series 2013-1 Class D
175,000	2.27%, 01/15/2019	175,691
	Series 16-2 Class D
250,000	3.39%, 04/15/2022	251,944
TOTAL ASSET-BACKED SECURITIES — 0.42% (Cost $1,724,864)		$ 1,733,154
CORPORATE BONDS AND NOTES
Basic Materials — 1.84%
420,000	Albemarle Corp 5.45%, 12/01/2044	451,140
	Anglo American Capital PLC(a)
225,000	2.63%, 04/03/2017	225,000
250,000	4.45%, 09/27/2020	256,250
10,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	9,941
	ArcelorMittal
200,000	7.25%, 02/25/2022	225,500
100,000	6.13%, 06/01/2025	109,500
50,000	Axalta Coating Systems(a) 4.88%, 08/15/2024	50,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	201,994
600,000	4.45%, 03/01/2023	574,165
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	55,294
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	123,750
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	70,875
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	102,952
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	53,125
15,000	Fibria Overseas Finance Ltd 5.25%, 05/12/2024	15,075
	Freeport-McMoRan Inc
125,000	3.88%, 03/15/2023	114,687
125,000	5.40%, 11/14/2034	105,000
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	245,750
50,000	Hexion Inc 8.88%, 02/01/2018	49,750
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	Hexion US Finance Corp 6.63%, 04/15/2020	$ 66,375
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	51,969
75,000	Huntsman International LLC 4.88%, 11/15/2020	77,719
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	268,958
	International Paper Co
300,000	3.00%, 02/15/2027	283,031
400,000	4.40%, 08/15/2047	378,006
200,000	Novolipetsk Steel via Steel Funding Ltd(a) 4.50%, 06/15/2023	198,883
225,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	226,687
50,000	PQ Corp(a) 6.75%, 11/15/2022	53,500
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,006,084
58,000	Rohm & Haas Co 6.00%, 09/15/2017	59,810
	RPM International Inc
225,000	6.50%, 02/15/2018	235,809
110,000	6.13%, 10/15/2019	120,798
100,000	5.25%, 06/01/2045	98,142
175,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	174,562
	Southern Copper Corp
285,000	3.50%, 11/08/2022	283,493
250,000	6.75%, 04/16/2040	269,727
	Steel Dynamics Inc
50,000	6.38%, 08/15/2022	52,125
50,000	5.25%, 04/15/2023	52,375
50,000	5.00%, 12/15/2026(a)	49,813
	Teck Resources Ltd
50,000	8.50%, 06/01/2024(a)	57,625
50,000	6.13%, 10/01/2035	48,625
50,000	Unifrax I LLC / Unifrax Holding Co(a) 7.50%, 02/15/2019	49,750
	Vale Overseas Ltd
70,000	4.63%, 09/15/2020	71,645
13,000	5.88%, 06/10/2021	13,618
10,000	8.25%, 01/17/2034	11,025
310,000	Valspar Corp 3.30%, 02/01/2025	297,573
50,000	Valvoline Finco Two LLC(a) 5.50%, 07/15/2024	51,750
50,000	Versum Materials Inc(a) 5.50%, 09/30/2024	51,125
		7,700,350
Communications — 5.22%
650,000	21st Century Fox America Inc 3.70%, 10/15/2025	657,900
150,000	Acosta Inc(a) 7.75%, 10/01/2022	126,000
200,000	Altice SA(a) 7.63%, 02/15/2025	210,000
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Communications — (continued)
$ 75,000	AMC Networks Inc 5.00%, 04/01/2024	$ 75,375
100,000	America Movil SAB de CV 5.00%, 03/30/2020	106,936
50,000	Anixter Inc 5.50%, 03/01/2023	51,875
	AT&T Inc
500,000	5.00%, 03/01/2021	537,756
1,075,000	4.80%, 06/15/2044	1,015,783
100,000	Cablevision Systems Corp 5.88%, 09/15/2022	97,500
690,000	CBS Corp 4.90%, 08/15/2044	690,685
50,000	CBS Radio Inc(a) 7.25%, 11/01/2024	52,500
	CCO Holdings LLC / CCO Holdings Capital Corp
150,000	5.13%, 02/15/2023	154,125
50,000	5.38%, 05/01/2025(a)	51,500
75,000	5.75%, 02/15/2026(a)	77,625
50,000	5.88%, 05/01/2027(a)	51,875
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 7.75%, 07/15/2025	220,000
100,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	102,250
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	79,500
450,000	Cox Communications Inc(a) 3.35%, 09/15/2026	429,722
270,000	Discovery Communications LLC 4.90%, 03/11/2026	284,315
	DISH DBS Corp
100,000	5.88%, 07/15/2022	105,250
75,000	5.88%, 11/15/2024	77,175
50,000	7.75%, 07/01/2026	56,375
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,147,725
100,000	Gray Television Inc(a) 5.88%, 07/15/2026	99,250
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	284,753
30,000	8.50%, 03/11/2032	36,746
200,000	5.00%, 05/13/2045	169,718
200,000	GTH Finance BV(a) 7.25%, 04/26/2023	214,404
500,000	Historic TW Inc 6.88%, 06/15/2018	534,761
100,000	iHeartCommunications Inc 9.00%, 03/01/2021	74,000
	Intelsat Jackson Holdings SA
200,000	7.50%, 04/01/2021	152,500
100,000	5.50%, 08/01/2023	67,380
125,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	39,063
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,950,035
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	51,375
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	Level 3 Financing Inc 5.38%, 01/15/2024	$ 50,500
100,000	LIN Television Corp 5.88%, 11/15/2022	101,500
	Match Group Inc
50,000	6.75%, 12/15/2022	52,750
50,000	6.38%, 06/01/2024	52,750
50,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance(a) 7.88%, 05/15/2024	50,375
150,000	Neptune Finco Corp(a) 10.88%, 10/15/2025	178,500
50,000	Nexstar Broadcasting Inc(a) 6.13%, 02/15/2022	51,750
100,000	Nexstar Escrow Corp(a) 5.63%, 08/01/2024	99,250
150,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	152,812
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	205,000
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,027,011
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	78,563
200,000	Proven Honour Capital Ltd 4.13%, 05/19/2025	199,912
	Radio One Inc(a)
100,000	9.25%, 02/15/2020	90,750
75,000	7.38%, 04/15/2022	74,250
175,000	Sinclair Television Group Inc(a) 5.63%, 08/01/2024	178,937
	Sirius XM Radio Inc(a)
50,000	6.00%, 07/15/2024	52,250
75,000	5.38%, 04/15/2025	74,625
50,000	5.38%, 07/15/2026	48,875
1,075,000	Sky PLC(a) 3.75%, 09/16/2024	1,078,412
100,000	Sprint Capital Corp 6.88%, 11/15/2028	98,750
200,000	Sprint Communications Inc 6.00%, 11/15/2022	201,500
	Sprint Corp
125,000	7.13%, 06/15/2024	128,750
100,000	7.63%, 02/15/2025	105,125
	T-Mobile USA Inc
100,000	6.73%, 04/28/2022	104,500
175,000	6.63%, 04/01/2023	185,500
50,000	6.50%, 01/15/2024	53,625
50,000	6.38%, 03/01/2025	53,438
100,000	TEGNA Inc 6.38%, 10/15/2023	105,815
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	348,212
	Time Warner Cable Inc
730,000	5.00%, 02/01/2020	774,770
750,000	5.50%, 09/01/2041	762,458
	Time Warner Inc
50,000	6.25%, 04/01/2021	52,000
350,000	6.25%, 03/29/2041	408,373
75,000	Townsquare Media Inc(a) 6.50%, 04/01/2023	71,625
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Communications — (continued)
$125,000	Tribune Media Co 5.88%, 07/15/2022	$ 127,031
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	205,500
50,000	VeriSign Inc 4.63%, 05/01/2023	50,500
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	995,169
450,000	4.15%, 03/15/2024	470,242
700,000	5.05%, 03/15/2034	737,125
	Viacom Inc
360,000	3.88%, 04/01/2024	349,388
150,000	3.45%, 10/04/2026	138,630
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	197,500
	WPP Finance 2010
325,000	5.13%, 09/07/2042	325,095
500,000	5.63%, 11/15/2043	534,135
200,000	Ziggo Secured Finance BV(a) 5.50%, 01/15/2027	194,960
		21,812,220
Consumer, Cyclical — 3.10%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 6.00%, 04/01/2022	156,750
200,000	Adient Global Holdings(a) 4.88%, 08/15/2026	196,000
750,000	Advance Auto Parts Inc 4.50%, 12/01/2023	775,533
50,000	AdvancePierre Foods Holdings Inc(a) 5.50%, 12/15/2024	50,469
100,000	Allison Transmission Inc(a) 5.00%, 10/01/2024	101,000
50,000	AMC Entertainment Holdings Inc(a) 5.88%, 11/15/2026	51,125
75,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	77,250
75,000	Aramark Services Inc(a) 5.13%, 01/15/2024	77,344
200,000	Arcelik AS 5.00%, 04/03/2023	188,750
200,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	204,000
	AutoNation Inc
170,000	3.35%, 01/15/2021	170,822
100,000	4.50%, 10/01/2025	101,168
525,000	AutoZone Inc 3.25%, 04/15/2025	515,257
75,000	BCD Acquisition Inc(a) 9.63%, 09/15/2023	80,250
50,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	53,344
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	80,625
50,000	6.38%, 04/01/2026(a)	53,850
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	$ 72,000
50,000	Cooper-Standard Automotive Inc(a) 5.63%, 11/15/2026	49,438
	CVS Health Corp
495,000	3.88%, 07/20/2025	510,642
350,000	5.13%, 07/20/2045	390,056
500,000	Daimler Finance NA LLC(a) 1.50%, 07/05/2019	491,938
310,000	Dollar General Corp 4.15%, 11/01/2025	318,962
75,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	81,000
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	99,500
75,000	6.75%, 01/15/2022	74,063
975,000	Ford Motor Co 4.75%, 01/15/2043	925,672
	General Motors Co
400,000	5.20%, 04/01/2045	385,565
130,000	6.75%, 04/01/2046	152,450
400,000	General Motors Financial Co Inc 3.10%, 01/15/2019	404,245
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 04/15/2026	52,145
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	48,875
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	494,589
50,000	HD Supply Inc(a) 5.75%, 04/15/2024	52,785
	Hyundai Capital America(a)
50,000	2.00%, 07/01/2019	49,613
340,000	2.60%, 03/19/2020	337,623
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	396,078
200,000	IHO Verwaltungs GmbH(a)(c) 4.75%, 09/15/2026	193,000
75,000	International Automotive Components Group SA(a) 9.13%, 06/01/2018	73,125
75,000	JB Poindexter & Co Inc(a) 9.00%, 04/01/2022	78,750
50,000	JC Penney Co Inc(a) 5.88%, 07/01/2023	51,563
100,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	101,500
	MGM Resorts International
50,000	7.75%, 03/15/2022	57,500
50,000	6.00%, 03/15/2023	54,000
50,000	4.63%, 09/01/2026	48,125
75,000	Mohegan Tribal Gaming Authority(a) 7.88%, 10/15/2024	76,500
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 75,000	MPG Holdco I Inc 7.38%, 10/15/2022	$ 78,375
400,000	Newell Rubbermaid Inc 4.20%, 04/01/2026	417,512
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	78,375
180,000	O'Reilly Automotive Inc 3.55%, 03/15/2026	178,823
75,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	78,375
125,000	Penn National Gaming Inc 5.88%, 11/01/2021	130,313
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	50,375
100,000	Pinnacle Entertainment Inc(a) 5.63%, 05/01/2024	100,250
75,000	Regal Entertainment Group 5.75%, 02/01/2025	76,125
100,000	Rite Aid Corp(a) 6.13%, 04/01/2023	107,500
75,000	Rivers Pittsburgh LP(a) 6.13%, 08/15/2021	76,688
100,000	Sabre Global Inc(a) 5.38%, 04/15/2023	102,000
50,000	Scotts Miracle-Gro Co(a) 5.25%, 12/15/2026	50,000
150,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	148,500
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,017,652
	Suburban Propane Partners LP / Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	65,205
50,000	5.50%, 06/01/2024	50,625
50,000	5.75%, 03/01/2025	50,750
50,000	Tempur Sealy International Inc 5.50%, 06/15/2026	50,250
50,000	Tenneco Inc 5.00%, 07/15/2026	49,063
	Tiffany & Co
280,000	3.80%, 10/01/2024	277,508
255,000	4.90%, 10/01/2044	237,781
200,000	Under Armour Inc 3.25%, 06/15/2026	188,885
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	186,539
50,000	WMG Acquisition Corp(a) 5.00%, 08/01/2023	50,250
		12,952,558
Consumer, Non-Cyclical — 4.83%
	Abbott Laboratories
250,000	3.75%, 11/30/2026	248,273
250,000	4.90%, 11/30/2046	256,584
	Acadia Healthcare Co Inc
50,000	5.63%, 02/15/2023	50,000
75,000	6.50%, 03/01/2024	76,688
600,000	Aetna Inc 3.20%, 06/15/2026	593,561
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	$ 96,000
	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(a)
75,000	6.63%, 06/15/2024	78,187
50,000	5.75%, 03/15/2025	49,500
34,000	Altria Group Inc 9.25%, 08/06/2019	40,119
1,400,000	Anheuser-Busch InBev Finance Inc 3.65%, 02/01/2026	1,421,266
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	451,183
	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a)
100,000	6.38%, 04/01/2024	99,875
50,000	5.25%, 03/15/2025	46,625
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	298,497
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	122,715
125,000	4.69%, 12/15/2044	129,493
100,000	BFF International Ltd(a) 7.25%, 01/28/2020	106,000
	Celgene Corp
240,000	3.88%, 08/15/2025	243,434
175,000	5.00%, 08/15/2045	181,953
	CHS / Community Health Systems Inc
75,000	5.13%, 08/01/2021	69,563
175,000	6.88%, 02/01/2022	121,625
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	317,258
300,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	266,250
	Danone SA(a)
300,000	2.08%, 11/02/2021	291,329
290,000	2.95%, 11/02/2026	276,743
	DaVita HealthCare Partners Inc
50,000	5.13%, 07/15/2024	49,875
25,000	5.00%, 05/01/2025	24,594
175,000	Endo Finance LLC(a) 6.00%, 07/15/2023	153,344
	Envision Healthcare Corp(a)
175,000	5.13%, 07/01/2022	174,344
50,000	6.25%, 12/01/2024	52,750
250,000	Equifax Inc 2.30%, 06/01/2021	244,999
700,000	ERAC USA Finance LLC(a) 5.25%, 10/01/2020	762,789
125,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	123,750
310,000	Flowers Foods Inc 3.50%, 10/01/2026	295,083
150,000	Garda World Security Corp(a) 7.25%,11/15/2021	139,500
700,000	Gilead Sciences Inc 3.65%, 03/01/2026	709,756
100,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	103,500
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Grupo Bimbo SAB de CV
$ 100,000	4.88%, 06/30/2020	$ 106,233
10,000	4.50%, 01/25/2022(a)	10,422
400,000	4.88%, 06/27/2044(a)	360,527
100,000	HCA Holdings Inc 6.25%, 02/15/2021	107,625
	HCA Inc
100,000	5.88%, 03/15/2022	107,750
50,000	5.38%, 02/01/2025	50,125
150,000	5.25%, 04/15/2025	156,562
100,000	5.88%, 02/15/2026	103,000
100,000	4.50%, 02/15/2027	98,250
125,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	124,219
	Hertz Corp
100,000	6.25%, 10/15/2022	93,750
75,000	5.50%, 10/15/2024(a)	65,531
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	108,750
250,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	267,500
30,000	JBS USA LLC / JBS USA Finance Inc 5.75%, 06/15/2025	30,375
1,600,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	1,530,867
	Kraft Heinz Foods Co
300,000	3.00%, 06/01/2026	281,651
280,000	4.38%, 06/01/2046	263,474
50,000	Lamb Weston Holdings Inc(a) 4.88%, 11/01/2026	49,469
	LifePoint Health Inc
50,000	5.88%, 12/01/2023	50,625
75,000	5.38%, 05/01/2024(a)	73,463
50,000	Live Nation Entertainment Inc(a) 4.88%, 11/01/2024	50,125
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
125,000	4.75%, 04/15/2023	108,750
50,000	5.63%, 10/15/2023(a)	46,625
50,000	5.50%, 04/15/2025(a)	44,750
190,000	Mead Johnson Nutrition Co 4.13%, 11/15/2025	194,254
170,000	Molson Coors Brewing Co 3.00%, 07/15/2026	160,703
415,000	Mondelez International Holdings Netherlands BV(a) 2.00%, 10/28/2021	397,587
175,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	184,205
50,000	Pinnacle Foods Finance LLC 5.88%, 01/15/2024	53,000
	Post Holdings Inc(a)
50,000	7.75%, 03/15/2024	55,500
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$125,000	8.00%, 07/15/2025	$ 140,000
75,000	5.00%, 08/15/2026	71,813
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	154,500
50,000	6.38%, 03/01/2024	52,500
50,000	Ritchie Brothers Auctioneers Inc(a) 5.38%, 01/15/2025	51,000
660,000	S&P Global Inc 4.40%, 02/15/2026	698,184
	ServiceMaster Co LLC
50,000	5.13%, 11/15/2024(a)	50,750
75,000	7.45%, 08/15/2027	78,937
	Shire Acquisitions Investments Ireland Designated Activity Co
110,000	2.40%, 09/23/2021	106,259
300,000	3.20%, 09/23/2026	280,300
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	152,250
	Spectrum Brands Inc
50,000	6.13%, 12/15/2024	52,750
75,000	5.75%, 07/15/2025	77,813
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	178,062
75,000	Sterigenics-Nordion Topco LLC(a)(c) 8.13%, 11/01/2021	74,625
125,000	Surgical Care Affiliates Inc(a) 6.00%, 04/01/2023	129,062
50,000	Syniverse Holdings Inc 9.13%, 01/15/2019	43,750
75,000	Team Health Inc(a) 7.25%, 12/15/2023	85,312
75,000	Teleflex Inc 5.25%, 06/15/2024	76,969
	Tenet Healthcare Corp
100,000	4.38%, 10/01/2021	99,125
50,000	7.50%, 01/01/2022(a)	52,125
200,000	8.13%, 04/01/2022	188,700
100,000	6.75%, 06/15/2023	88,250
	Teva Pharmaceutical Finance Co BV
300,000	2.20%, 07/21/2021	287,006
70,000	2.95%, 12/18/2022	67,452
300,000	3.15%, 10/01/2026	276,578
120,000	Total System Services Inc 4.80%, 04/01/2026	129,303
250,000	Tyson Foods Inc 5.15%, 08/15/2044	259,219
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	419,404
235,000	3.75%, 07/15/2025	243,280
160,000	4.75%, 07/15/2045	176,259
100,000	US Foods Inc(a) 5.88%, 06/15/2024	103,500
	Valeant Pharmaceuticals International Escrow Inc(a)
125,000	5.88%, 05/15/2023	94,375
200,000	6.13%, 04/15/2025	150,250
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Inc(a)
$ 75,000	5.63%, 12/01/2021	$ 58,125
50,000	5.50%, 03/01/2023	37,500
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	156,284
225,000	5.50%, 06/15/2045	239,274
100,000	Vizient Inc(a) 10.38%, 03/01/2024	113,250
325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	316,546
		20,213,313
Diversified — 0.29%
250,000	Hutchison Whampoa International 09 Ltd(a) 7.63%, 04/09/2019	279,717
750,000	Hutchison Whampoa International 11 Ltd(a) 3.50%, 01/13/2017	750,366
200,000	KazAgro National Management Holding JSC(a) 4.63%, 05/24/2023	187,384
		1,217,467
Energy — 6.57%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,079,809
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(a) 5.38%, 09/15/2024	75,750
125,000	Antero Resources Finance Corp 5.38%, 11/01/2021	127,812
510,000	Apache Corp 4.25%, 01/15/2044	502,770
1,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	981,748
50,000	Callon Petroleum Co(a) 6.13%, 10/01/2024	51,500
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	250,739
200,000	5.85%, 02/01/2035	212,866
	Carrizo Oil & Gas Inc
50,000	7.50%, 09/15/2020	51,750
50,000	6.25%, 04/15/2023	51,250
50,000	CGG SA 6.88%, 01/15/2022	23,000
100,000	Cheniere Corpus Christi Holdings LLC(a) 5.88%, 03/31/2025	102,031
	Chesapeake Energy Corp
75,000	6.88%, 11/15/2020	75,000
50,000	8.00%, 12/15/2022(a)	53,937
50,000	8.00%, 01/15/2025(a)	51,000
200,000	CNOOC Finance 2015 Ltd 3.50%, 05/05/2025	194,389
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	$ 599,153
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	402,488
75,000	Continental Resources Inc 4.50%, 04/15/2023	73,500
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	54,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	99,250
50,000	Diamondback Energy Inc(a) 4.75%, 11/01/2024	49,000
	Ecopetrol SA
25,000	5.88%, 09/18/2023	26,463
60,000	5.38%, 06/26/2026	59,700
100,000	Empresa Nacional del Petroleo 4.75%, 12/06/2021	103,000
	Enbridge Energy Partners LP
650,000	4.20%, 09/15/2021	676,458
690,000	5.50%, 09/15/2040	685,211
150,000	Energy Transfer Equity LP 5.88%, 01/15/2024	154,875
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,034,344
250,000	5.15%, 03/15/2045	239,770
1,000,000	Enterprise Products Operating LLC 3.90%, 02/15/2024	1,031,376
100,000	Enviva Partners LP / Enviva Partners Finance Corp(a) 8.50%, 11/01/2021	104,250
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	53,735
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	806,917
	Gulfport Energy Corp
50,000	6.63%, 05/01/2023	52,250
50,000	6.00%, 10/15/2024(a)	50,875
50,000	Halcon Resources Corp(a) 8.63%, 02/01/2020	52,000
	Hess Corp
650,000	3.50%, 07/15/2024	625,628
150,000	7.13%, 03/15/2033	171,146
	Holly Energy Partners LP
100,000	6.50%, 03/01/2020	103,250
50,000	6.00%, 08/01/2024(a)	52,125
400,000	HollyFrontier Corp 5.88%, 04/01/2026	408,765
	Husky Energy Inc
150,000	6.15%, 06/15/2019	163,432
925,000	3.95%, 04/15/2022	960,908
200,000	KazMunayGas National Co JSC 4.40%, 04/30/2023	195,000
	Kinder Morgan Energy Partners LP
250,000	5.80%, 03/01/2021	273,972
1,000,000	5.00%, 03/01/2043	964,267
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Laredo Petroleum Inc 6.25%, 03/15/2023	$ 51,750
500,000	Marathon Oil Corp 3.85%, 06/01/2025	484,865
	Marathon Petroleum Corp
700,000	3.63%, 09/15/2024	691,319
300,000	4.75%, 09/15/2044	265,952
75,000	MPLX LP 4.88%, 06/01/2025	77,111
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	703,837
700,000	5.10%, 09/15/2023	698,467
100,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	83,000
50,000	Northern Tier Energy LLC / Northern Tier Finance Corp 7.13%, 11/15/2020	51,938
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	50,938
50,000	6.88%, 01/15/2023	51,250
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 6.25%, 06/01/2024	52,615
50,000	PDC Energy Inc(a) 6.13%, 09/15/2024	51,125
200,000	Pertamina Persero PT 5.63%, 05/20/2043	183,779
	Petrobras Global Finance BV
10,000	8.38%, 12/10/2018	10,748
50,000	3.00%, 01/15/2019	48,735
72,000	7.88%, 03/15/2019	77,172
50,000	5.75%, 01/20/2020	50,625
50,000	4.38%, 05/20/2023	43,685
	Petrobras International Finance Co
1,000,000	5.38%, 01/27/2021	978,000
120,000	6.88%, 01/20/2040	102,984
400,000	Petro-Canada 6.80%, 05/15/2038	518,709
	Petroleos de Venezuela SA
150,000	8.50%, 10/27/2020(a)	111,750
130,000	9.00%, 11/17/2021	68,913
	Petroleos Mexicanos
1,125,000	4.88%, 01/18/2024	1,090,811
100,000	6.88%, 08/04/2026	105,500
30,000	6.88%, 08/04/2026(a)	31,650
100,000	6.38%, 01/23/2045	91,000
50,000	Precision Drilling Corp(a) 7.75%, 12/15/2023	52,750
50,000	QEP Resources Inc 5.25%, 05/01/2023	50,125
50,000	Range Resources Corp 4.88%, 05/15/2025	48,438
	Rice Energy Inc
25,000	6.25%, 05/01/2022	25,688
50,000	7.25%, 05/01/2023	53,000
50,000	RSP Permian Inc(a) 5.25%, 01/15/2025	50,250
	Sabine Pass Liquefaction LLC
75,000	5.63%, 02/01/2021	80,250
50,000	5.63%, 03/01/2025	53,500
50,000	5.00%, 03/15/2027(a)	50,438
Principal Amount		Fair Value
Energy — (continued)
$850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	$ 890,791
	Shell International Finance BV
215,000	2.88%, 05/10/2026	207,860
175,000	4.00%, 05/10/2046	167,345
200,000	Sinopec Group Overseas Development 2014 Ltd 4.38%, 04/10/2024	207,403
	SM Energy Co
50,000	5.00%, 01/15/2024	47,125
50,000	5.63%, 06/01/2025	48,250
50,000	6.75%, 09/15/2026	51,500
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	188,581
200,000	Southern Gas Corridor CJSC(a) 6.88%, 03/24/2026	215,400
100,000	Southwestern Energy Co 4.10%, 03/15/2022	94,480
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	170,625
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	73,500
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 5.38%, 02/01/2027	74,250
	TerraForm Power Operating LLC(a)(d)
75,000	6.38%, 02/01/2023	75,937
50,000	6.63%, 06/15/2025	51,750
100,000	Tesoro Corp 5.13%, 04/01/2024	102,250
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
100,000	6.13%, 10/15/2021	105,000
50,000	6.38%, 05/01/2024	53,500
50,000	5.25%, 01/15/2025	51,063
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	199,500
	Valero Energy Corp
150,000	9.38%, 03/15/2019	172,740
700,000	7.50%, 04/15/2032	859,619
	Weatherford International Ltd
900,000	4.50%, 04/15/2022	780,750
75,000	8.25%, 06/15/2023	76,312
50,000	7.00%, 03/15/2038	41,625
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	108,000
125,000	Whiting Petroleum Corp 6.25%, 04/01/2023	125,000
50,000	Williams Cos Inc 4.55%, 06/24/2024	49,625
565,000	Williams Partners LP 4.90%, 01/15/2045	522,177
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	$ 50,489
50,000	WPX Energy Inc 8.25%, 08/01/2023	55,875
35,000	YPF SA(a) 8.50%, 03/23/2021	37,541
		27,460,989
Financial — 13.92%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,050
290,000	3.35%, 05/03/2026	293,744
340,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 3.95%, 02/01/2022	342,975
600,000	Aflac Inc 3.63%, 06/15/2023	621,107
1,250,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,269,025
	Ally Financial Inc
100,000	4.63%, 03/30/2025	98,500
200,000	5.75%, 11/20/2025	199,500
675,000	American International Group Inc 4.50%, 07/16/2044	665,601
700,000	American Tower Corp 3.13%, 01/15/2027	645,863
350,000	Associated Banc-Corp 4.25%, 01/15/2025	346,855
10,000	Banco de Credito del Peru(a) 5.38%, 09/16/2020	10,775
	Bank of America Corp
1,000,000	5.00%, 05/13/2021	1,089,038
1,000,000	4.18%, 11/25/2027	1,000,639
200,000	Bank of China Ltd 5.00%, 11/13/2024	207,296
110,000	Bank of New York Mellon Corp 3.00%, 10/30/2028	104,592
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	228,506
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	513,817
	Capital One Financial Corp
300,000	2.45%, 04/24/2019	301,900
320,000	4.20%, 10/29/2025	321,064
350,000	Capital One NA 2.95%, 07/23/2021	351,297
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,458,087
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	467,276
325,000	City National Corp 5.25%, 09/15/2020	357,429
500,000	CNA Financial Corp 5.88%, 08/15/2020	552,345
515,000	Comerica Inc 3.80%, 07/22/2026	507,084
	Compass Bank
500,000	2.75%, 09/29/2019	497,279
400,000	3.88%, 04/10/2025	380,656
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Credit Bank of Moscow Via CBOM Finance PLC 8.70%, 11/13/2018	$ 204,727
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	413,836
240,000	3.70%, 06/15/2026	235,567
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	78,375
400,000	Discover Bank 3.45%, 07/27/2026	386,244
250,000	Discover Financial Services 3.85%, 11/21/2022	253,808
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	786,745
200,000	FMR LLC(a) 7.57%, 06/15/2029	257,706
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	209,600
1,986,000	General Electric Capital International Funding Co 3.37%, 11/15/2025	2,018,920
200,000	Global Bank Corp(a) 5.13%, 10/30/2019	204,000
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,779
1,000,000	2.63%, 01/31/2019	1,010,752
750,000	5.38%, 03/15/2020	813,739
1,250,000	5.25%, 07/27/2021	1,369,987
500,000	3.50%, 01/23/2025	493,350
500,000	3.50%, 11/16/2026	488,493
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	287,157
	Health Care REIT Inc
375,000	4.13%, 04/01/2019	389,332
510,000	4.00%, 06/01/2025	521,215
1,075,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,073,535
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	462,912
100,000	4.50%, 02/01/2026	101,282
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	313,405
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,405,922
75,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(c) 8.13%, 07/15/2019	74,813
200,000	Hub International Ltd(a) 7.88%, 10/01/2021	211,282
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,020,895
100,000	ICICI Bank Ltd(a) 5.75%, 11/16/2020	108,927
400,000	Industrial & Commercial Bank of China Ltd(b)(e) 6.00%, Perpetual	419,328
180,000	Invesco Finance PLC 3.75%, 01/15/2026	182,409
	Jefferies Group LLC
900,000	6.88%, 04/15/2021	1,023,871
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Financial — (continued)
$ 550,000	5.13%, 01/20/2023	$ 575,598
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	593,137
2,195,000	3.38%, 05/01/2023	2,187,140
	Kimco Realty Corp
90,000	3.40%, 11/01/2022	91,330
110,000	2.80%, 10/01/2026	102,273
200,000	Korea Development Bank 2.88%, 08/22/2018	203,679
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	255,673
850,000	4.95%, 05/01/2022	927,447
390,000	Liberty Property LP 3.75%, 04/01/2025	392,037
	Lincoln National Corp
225,000	4.20%, 03/15/2022	238,151
800,000	3.63%, 12/12/2026	798,138
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	1,007,963
	Massachusetts Mutual Life Insurance Co(a)
1,000,000	5.38%, 12/01/2041	1,102,735
350,000	4.50%, 04/15/2065	321,021
350,000	MetLife Inc 4.05%, 03/01/2045	335,632
50,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer Inc(a) 5.63%, 05/01/2024	52,375
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,103,202
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,026,522
1,500,000	5.00%, 11/24/2025	1,602,430
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	91,203
	MUFG Union Bank NA
250,000	2.63%, 09/26/2018	252,733
250,000	2.25%, 05/06/2019	250,394
	National Rural Utilities Cooperative Finance Corp
500,000	10.38%, 11/01/2018	576,613
370,000	5.25%, 04/20/2046(b)	385,416
950,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,434,898
	Navient Corp
50,000	6.63%, 07/26/2021	52,875
50,000	5.50%, 01/25/2023	48,500
75,000	5.88%, 10/25/2024	71,250
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,052,244
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,231,386
100,000	Power Sector Assets & Liabilities Management Corp 7.25%, 05/27/2019	111,000
300,000	Principal Financial Group Inc 3.10%, 11/15/2026	289,965
Principal Amount		Fair Value
Financial — (continued)
$ 135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	$ 133,989
1,300,000	Prologis LP 3.35%, 02/01/2021	1,337,756
175,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	170,188
540,000	Regions Financial Corp 3.20%, 02/08/2021	547,641
550,000	State Street Corp 3.30%, 12/16/2024	555,416
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	240,666
300,000	4.25%, 07/18/2024	297,940
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	314,379
200,000	3.30%, 05/15/2026	193,039
590,000	Tanger Properties LP 3.13%, 09/01/2026	554,212
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	964,441
440,000	TIAA Asset Management Finance Co LLC(a) 4.13%, 11/01/2024	444,415
500,000	UDR Inc 4.63%, 01/10/2022	535,608
250,000	Visa Inc 3.15%, 12/14/2025	251,097
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025	213,022
	Wells Fargo & Co
390,000	3.00%, 10/23/2026	371,435
750,000	4.30%, 07/22/2027	771,430
340,000	4.90%, 11/17/2045	349,221
500,000	WP Carey Inc 4.60%, 04/01/2024	506,740
		58,197,808
Industrial — 4.21%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(a) 7.75%, 12/15/2020	83,250
800,000	Alcoa Inc 5.87%, 02/23/2022	856,000
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,250
200,000	ARD Finance SA(a)(c) 7.13%, 09/15/2023	197,500
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	210,750
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	479,342
125,000	Belden Inc(a) 5.50%, 09/01/2022	128,750
	Berry Plastics Corp
150,000	5.50%, 05/15/2022	156,000
50,000	5.13%, 07/15/2023	50,875
750,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	915,304
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Industrial — (continued)
$ 175,000	BWAY Holding Co(a) 9.13%, 08/15/2021	$ 184,625
1,407,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	1,470,315
50,000	Engility Corp(a) 8.88%, 09/01/2024	52,375
100,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	85,000
135,000	Flextronics International Ltd 4.75%, 06/15/2025	142,833
150,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	146,700
144,000	General Electric Capital Corp 5.50%, 01/08/2020	157,780
150,000	Hillman Group Inc(a) 6.38%, 07/15/2022	141,000
120,000	Hubbell Inc 5.95%, 06/01/2018	126,984
550,000	Ingram Micro Inc 5.45%, 12/15/2024	517,543
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	486,849
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	791,978
165,000	Lennox International Inc 3.00%, 11/15/2023	160,198
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	454,570
1,000,000	Masco Corp 7.13%, 03/15/2020	1,125,000
50,000	Masonite International Corp(a) 5.63%, 03/15/2023	51,625
50,000	Milacron LLC / Mcron Finance Corp(a) 7.75%, 02/15/2021	51,375
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	354,133
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	130,625
75,000	NCI Building Systems Inc(a) 8.25%, 01/15/2023	81,000
50,000	Owens-Brockway Glass Container Inc(a) 5.38%, 01/15/2025	50,375
460,000	Packaging Corp of America 3.65%, 09/15/2024	461,888
50,000	Pactiv LLC 7.95%, 12/15/2025	53,000
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
650,000	2.50%, 06/15/2019	651,574
400,000	3.40%, 11/15/2026	382,709
350,000	Pentair Inc 5.00%, 05/15/2021	368,163
50,000	Ply Gem Industries Inc 6.50%, 02/01/2022	51,625
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
50,000	5.75%, 10/15/2020	51,562
34,679	8.25%, 02/15/2021	35,806
125,000	7.00%, 07/15/2024(a)	132,891
Principal Amount		Fair Value
Industrial — (continued)
	Roper Technologies Inc
$ 130,000	3.85%, 12/15/2025	$ 131,597
210,000	3.80%, 12/15/2026	211,619
125,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	130,625
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,008,928
100,000	Sealed Air Corp(a) 5.13%, 12/01/2024	102,750
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	51,000
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	181,875
	Textron Inc
300,000	4.30%, 03/01/2024	311,180
155,000	3.88%, 03/01/2025	155,852
	TransDigm Inc
50,000	5.50%, 10/15/2020	51,250
75,000	6.50%, 07/15/2024	78,469
125,000	6.38%, 06/15/2026(a)	128,375
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	56,481
800,000	5.25%, 10/01/2054	700,798
335,000	Wabtec Corp(a) 3.45%, 11/15/2026	322,023
	WESCO Distribution Inc
75,000	5.38%, 12/15/2021	77,437
50,000	5.38%, 06/15/2024(a)	50,125
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,206,291
250,000	4.55%, 04/15/2026	247,490
	Xylem Inc
100,000	3.25%, 11/01/2026	97,105
140,000	4.38%, 11/01/2046	137,910
100,000	Zebra Technologies Corp 7.25%, 10/15/2022	108,750
		17,630,052
Technology — 2.54%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	425,207
	Apple Inc
800,000	3.25%, 02/23/2026	800,425
395,000	3.85%, 08/04/2046	378,466
110,000	Autodesk Inc 4.38%, 06/15/2025	112,998
150,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	140,156
2,000,000	BMC Software Inc 7.25%, 06/01/2018	2,010,000
150,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	153,375
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
200,000	4.42%, 06/15/2021	206,949
125,000	7.13%, 06/15/2024	138,772
790,000	6.02%, 06/15/2026	855,804
	Emdeon Inc
50,000	11.00%, 12/31/2019	51,625
75,000	6.00%, 02/15/2021(a)	78,375
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Technology — (continued)
$125,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	$ 132,812
125,000	Entegris Inc(a) 6.00%, 04/01/2022	130,000
	Fidelity National Information Services Inc
805,000	3.88%, 06/05/2024	821,309
280,000	5.00%, 10/15/2025	304,958
	First Data Corp(a)
125,000	7.00%, 12/01/2023	133,125
50,000	5.00%, 01/15/2024	50,266
225,000	5.75%, 01/15/2024	232,173
660,000	Hewlett Packard Enterprise Co 3.60%, 10/15/2020	671,427
150,000	Inception Merger Sub Inc / Rackspace Hosting Inc(a) 8.63%, 11/15/2024	158,767
175,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(c) 7.13%, 05/01/2021	180,250
150,000	Infor US Inc 6.50%, 05/15/2022	156,375
260,000	Intel Corp 4.90%, 07/29/2045	290,858
125,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	119,375
75,000	JDA Escrow LLC / JDA Bond Finance Inc(a) 7.38%, 10/15/2024	77,812
	Micron Technology Inc(a)
50,000	5.25%, 08/01/2023	50,188
50,000	5.25%, 01/15/2024	49,750
50,000	Microsemi Corp(a) 9.13%, 04/15/2023	58,250
	Microsoft Corp
200,000	2.40%, 08/08/2026	188,939
590,000	3.95%, 08/08/2056	557,244
	MSCI Inc(a)
50,000	5.75%, 08/15/2025	53,125
50,000	4.75%, 08/01/2026	49,750
	NCR Corp
75,000	4.63%, 02/15/2021	76,350
50,000	6.38%, 12/15/2023	53,750
	Nuance Communications Inc(a)
125,000	5.38%, 08/15/2020	128,594
50,000	6.00%, 07/01/2024	51,625
50,000	5.63%, 12/15/2026	49,163
75,000	Project Homestake Merger(a) 8.88%, 03/01/2023	79,125
50,000	PTC Inc 6.00%, 05/15/2024	52,750
50,000	Qorvo Inc 7.00%, 12/01/2025	55,375
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	52,125
125,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	140,625
Principal Amount		Fair Value
Technology — (continued)
$ 75,000	SS&C Technologies Holdings Inc 5.88%, 07/15/2023	$ 77,719
		10,636,106
Utilities — 3.01%
190,000	Ameren Corp 3.65%, 02/15/2026	190,948
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	51,125
50,000	5.50%, 05/20/2025	50,500
75,000	5.88%, 08/20/2026	76,125
450,000	Appalachian Power Co 3.40%, 06/01/2025	455,725
820,000	Atmos Energy Corp 4.13%, 10/15/2044	815,595
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	673,762
	Calpine Corp
50,000	5.88%, 01/15/2024(a)	52,125
150,000	5.75%, 01/15/2025	144,750
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	314,719
550,000	Duke Energy Corp 3.75%, 09/01/2046	495,114
	Electricite de France SA(a)
500,000	5.63%, Perpetual(b)(e)	473,750
925,000	5.60%, 01/27/2040	1,004,111
	Emera US Finance LP(a)
250,000	3.55%, 06/15/2026	245,758
390,000	4.75%, 06/15/2046	393,294
20,000	Enel Americas SA 4.00%, 10/25/2026	19,094
300,000	Enel Finance International NV(a) 6.00%, 10/07/2039	335,154
300,000	Exelon Corp 4.45%, 04/15/2046	293,678
610,000	Fortis Inc(a) 3.06%, 10/04/2026	570,519
1,271	FPL Energy National Wind Portfolio LLC(a) 6.13%, 03/25/2019	1,271
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	95,881
515,000	Gulf Power Co 4.55%, 10/01/2044	505,543
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	106,734
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	170,197
100,000	Majapahit Holding BV 7.75%, 01/20/2020	112,250
1,275,000	National Fuel Gas Co 3.75%, 03/01/2023	1,243,296
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	563,170
400,000	2.70%, 09/15/2019	405,063
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Utilities — (continued)
	NRG Energy Inc
$150,000	6.25%, 05/01/2024	$ 145,875
50,000	7.25%, 05/15/2026(a)	49,750
50,000	6.63%, 01/15/2027(a)	47,250
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	100,748
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	502,717
400,000	Public Service Enterprise Group Inc 2.00%, 11/15/2021	387,312
	Sempra Energy
250,000	9.80%, 02/15/2019	289,570
300,000	3.55%, 06/15/2024	303,604
200,000	Southern Co 3.25%, 07/01/2026	194,646
250,000	TECO Finance Inc 5.15%, 03/15/2020	265,478
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	458,609
		12,604,810
TOTAL CORPORATE BONDS AND NOTES — 45.53% (Cost $188,729,819)		$190,425,673
FOREIGN GOVERNMENT BONDS AND NOTES
210,305	Argentine Republic Government International Bond 8.28%, 12/31/2033	218,192
200,000	Bahrain Government International Bond(a) 7.00%, 10/12/2028	204,320
100,000	Banco Nacional de Desenvolvimento Economico e Social(a) 6.37%, 06/16/2018	104,478
	Brazilian Government International Bond
200,000	4.25%, 01/07/2025	187,000
200,000	6.00%, 04/07/2026	207,000
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	209,500
200,000	4.50%, 01/28/2026	206,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	530,430
150,000	Dominican Republic International Bond(a) 5.88%, 04/18/2024	150,384
20,000	El Salvador Government International Bond 5.88%, 01/30/2025	18,225
200,000	Export-Import Bank of India 3.88%, 10/02/2019	207,141
200,000	Georgia Government International Bond 6.88%, 04/12/2021	218,500
200,000	Ghana Government International Bond(a) 9.25%, 09/15/2022	213,802
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 70,000	Hungary Government International Bond 4.13%, 02/19/2018	$ 71,612
200,000	Indonesia Government International Bond 4.13%, 01/15/2025	198,168
	Mexico Government International Bond
50,000	5.13%, 01/15/2020	53,675
150,000	3.50%, 01/21/2021	152,400
1,600,000	4.75%, 03/08/2044	1,454,880
200,000	4.60%, 01/23/2046	179,500
	Peruvian Government International Bond
50,000	4.13%, 08/25/2027	51,937
50,000	6.55%, 03/14/2037	62,775
150,000	Provincia de Buenos Aires(a) 5.75%, 06/15/2019	157,500
200,000	Republic of Kenya 6.88%, 06/24/2024	189,000
50,000	Republic of Peru 5.63%, 11/18/2050	56,625
200,000	Russian Foreign Eurobond(a) 4.75%, 05/27/2026	204,500
200,000	Saudi Government International Bond(a) 2.38%, 10/26/2021	194,187
100,000	South Africa Government International Bond 5.88%, 05/30/2022	108,878
200,000	Turkey Government International Bond 4.88%, 04/16/2043	161,100
	Ukraine Government International Bond(a)
165,000	7.75%, 09/01/2020	162,700
40,000	0.00%, 05/31/2040(b)	12,035
80,000	Uruguay Government International Bond 4.50%, 08/14/2024	83,400
100,000	Venezuela Government International Bond 6.00%, 12/09/2020	48,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.50% (Cost $6,544,355)		$ 6,277,844
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.31%
3,500,000	Citigroup Commercial Mortgage Trust(b) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,528,794
450,000	Commerical Mortgage Pass Through Certificates(b) Series 2014-LC17 Class B 4.49%, 10/10/2047	471,312
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,479,098
	Series 2014-GC24 Class B
675,000	4.51%, 09/10/2047(b)	709,685
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Non-Agency — (continued)
$2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	$ 2,475,422
		9,664,311
U.S. Government Agency — 25.85%
	Federal Home Loan Mortgage Corp
16,408	5.50%, 02/01/2018	16,686
23,674	4.00%, 12/01/2020	24,297
6,341	4.50%, 04/01/2021	6,505
18,255	6.00%, 05/01/2021	19,025
17,438	4.50%, 07/01/2021	17,891
13,770	5.00%, 03/01/2022	14,500
3,466,191	3.00%, 09/01/2027	3,562,149
14,221	6.00%, 11/01/2033	16,066
13,280	6.00%, 04/01/2035	15,003
43,644	4.50%, 05/01/2035	46,857
173,307	5.50%, 08/01/2035	194,664
55,708	4.50%, 11/01/2035	59,772
10,962	6.50%, 02/01/2036	12,382
28,773	4.50%, 03/01/2036	31,014
26,642	6.00%, 03/01/2036	30,419
16,276	5.50%, 06/01/2036	18,028
83,516	5.50%, 08/01/2036	93,550
8,411	6.00%, 08/01/2037	9,530
34,787	7.00%, 08/01/2037	37,239
158,766	5.00%, 04/01/2038	172,820
400,812	5.50%, 05/01/2038	445,171
242,050	4.50%, 03/01/2039	260,266
688,804	4.50%, 05/01/2039	742,648
247,757	4.00%, 09/01/2040	261,514
664,744	5.00%, 09/01/2040	723,663
1,334,207	4.00%, 12/01/2040	1,402,032
1,235,492	5.00%, 02/01/2041	1,349,426
98,881	4.00%, 09/01/2043	103,938
8,784,031	4.00%, 01/01/2044	9,226,887
4,823,697	4.00%, 03/01/2044	5,069,388
1,853,911	4.50%, 04/01/2044	1,990,569
4,965,070	3.50%, 12/01/2044	5,100,348
1,666,155	4.50%, 12/01/2044	1,788,475
3,659,348	3.50%, 05/01/2046	3,750,201
2,860,574	3.50%, 06/01/2046	2,931,705
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2013-K25 Class B
5,625,000	3.62%, 11/25/2045	5,715,199
	Series 2015-K49 Class B
800,000	3.72%, 10/25/2048	761,899
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b)
	Series 2014-DN1 Class M3
110,000	5.26%, 02/25/2024	119,961
	Series 2014-DN2 Class M2
380,680	2.41%, 04/25/2024	383,802
	Series 2014-DN2 Class M3
165,000	4.36%, 04/25/2024	170,909
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association
$ 12,937	5.00%, 02/01/2018	$ 13,251
23,276	4.50%, 06/01/2018	23,922
1,473,465	3.50%, 01/01/2031	1,520,759
3,307,276	3.00%, 09/01/2031	3,396,920
21,237	4.50%, 08/01/2035	22,945
46,409	6.00%, 02/01/2036	52,636
115,270	5.50%, 03/01/2036	128,064
91,029	6.50%, 06/01/2036	102,988
312,199	6.00%, 02/01/2037	353,200
129,779	6.00%, 03/01/2037	147,069
465	6.50%, 04/01/2037	526
87,075	6.00%, 08/01/2037	98,595
48,522	6.50%, 08/01/2037	54,896
1,195,528	4.50%, 07/01/2039	1,287,698
1,455,529	4.00%, 02/01/2041	1,537,107
9,327,973	4.50%, 02/01/2041	10,051,631
922,043	4.50%, 07/01/2041	991,750
791,908	4.00%, 10/01/2041	836,103
2,001,026	4.00%, 12/01/2041	2,103,662
2,847,098	4.00%, 01/01/2045	2,994,603
944,227	3.50%, 08/01/2045	968,484
3,190,415	3.50%, 12/01/2045	3,272,431
3,460,491	4.00%, 01/01/2046	3,640,780
3,857,075	3.50%, 02/01/2046	3,956,331
3,831,704	3.50%, 04/01/2046	3,930,322
6,731,111	3.50%, 06/01/2046	6,905,473
1,929,740	4.00%, 07/01/2046	2,030,740
6,587,487	4.00%, 10/01/2046	6,933,344
336,545	3.07%, 03/01/2047(b)	352,253
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2
430,000	3.36%, 05/25/2024	423,374
	Series 2014-C03 Class 1M2
510,000	3.76%, 07/25/2024	511,384
	Government National Mortgage Association
860,769	4.00%, 02/20/2045	914,894
524,126	4.50%, 01/20/2046	559,944
	Series 2011-H15 Class FA
1,293,758	0.98%, 06/20/2061(b)	1,285,776
		108,100,253
TOTAL MORTGAGE-BACKED SECURITIES — 28.16% (Cost $117,705,333)		$117,764,564
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,200,000	0.13%, 01/15/2022	2,353,519
2,410,000	0.13%, 07/15/2022(f)	2,539,611
1,700,000	0.38%, 07/15/2023	1,781,568
3,000,000	0.63%, 01/15/2024	3,162,458
205,000	0.13%, 07/15/2024	205,016
2,600,000	0.13%, 07/15/2026	2,535,372
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
	United States Treasury Note/Bond
$ 420,000	0.88%, 09/15/2019	$ 414,504
8,500,000	1.00%, 10/15/2019	8,409,024
800,000	1.38%, 12/15/2019	798,094
800,000	1.13%, 06/30/2021	774,282
4,700,000	1.75%, 04/30/2022	4,634,825
205,000	1.88%, 08/31/2022	202,614
2,650,000	1.63%, 11/15/2022	2,578,988
1,000,000	1.25%, 07/31/2023	941,406
2,030,000	1.38%, 08/31/2023	1,923,346
2,705,000	2.38%, 08/15/2024	2,717,573
13,865,000	2.00%, 02/15/2025	13,494,541
280,000	2.13%, 05/15/2025	274,487
1,740,000	2.00%, 08/15/2025	1,685,489
2,990,000	2.25%, 11/15/2025	2,951,692
1,330,000	1.63%, 02/15/2026	1,242,719
2,680,000	1.63%, 05/15/2026	2,499,100
3,620,000	1.50%, 08/15/2026	3,329,412
200,000	3.38%, 05/15/2044	212,086
480,000	3.13%, 08/15/2044	485,812
3,900,000	3.00%, 11/15/2044	3,852,623
5,800,000	2.50%, 02/15/2045	5,166,304
2,445,000	2.88%, 08/15/2045	2,352,836
1,940,000	3.00%, 11/15/2045	1,913,476
260,000	2.50%, 05/15/2046	231,055
5,220,000	2.25%, 08/15/2046	4,389,080
1,500,000	2.88%, 11/15/2046	1,448,203
TOTAL U.S. TREASURY BONDS AND NOTES — 19.49% (Cost $83,965,901)		$ 81,501,115
Shares
EXCHANGE TRADED FUNDS
9,900	iShares JP Morgan USD Emerging Markets Bond ETF	1,091,178

EXCHANGE TRADED FUNDS — 0.26% (Cost $1,143,347)		$ 1,091,178
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 2.68%
$ 495,000	Apple Inc 0.65%, 01/09/2017	$ 494,921
300,000	Coca Cola Co 0.56%, 01/04/2017	299,982
2,000,000	Electricite de France SA 0.91%, 01/06/2017	1,999,700
2,000,000	Ford Motor Credit Co LLC 1.15%, 01/10/2017	1,999,372
2,000,000	General Mills Inc 0.93%, 01/17/2017	1,999,131
400,000	JP Morgan Securities LLC 0.81%, 01/17/2017	399,849
2,000,000	Nissan Motor Acceptance 0.98%, 01/30/2017	1,998,383
2,000,000	Province of Ontario Canada 0.64%, 01/23/2017	1,999,195
		11,190,533
U.S. Government Agency Bonds and Notes — 1.67%
7,000,000	Federal Home Loan Bank 0.30%, 01/03/2017	6,999,825
SHORT TERM INVESTMENTS — 4.35% (Cost $18,190,358)		$ 18,190,358
TOTAL INVESTMENTS — 99.71% (Cost $418,003,977)		$416,983,886
OTHER ASSETS & LIABILITIES, NET — 0.29%		$ 1,224,977
TOTAL NET ASSETS — 100.00%		$418,208,863
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2016, the aggregate cost and fair value of 144A securities was $55,769,413 and $56,223,945, respectively, representing 13.44% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
(c)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2016. Maturity date disclosed represents final maturity date.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2016
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Long Futures	778	USD	168,582,875	March 2017	$ (67,168)
U.S. 5 Year Treasury Note Long Futures	319	USD	37,534,836	March 2017	(206,852)
U.S. 10 Year Treasury Note Short Futures	795	USD	98,803,594	March 2017	394,887
U.S. 10 Year Ultra Short Futures	49	USD	6,569,063	March 2017	29,109
U.S. Ultra Bond Short Futures	86	USD	13,781,500	March 2017	(17,813)
				Net Appreciation	$ 132,163
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West Federated Bond Fund
ASSETS:
Investments in securities, fair value(a)	$416,983,886
Cash	1,820,077
Subscriptions receivable	70,191
Receivable for investments sold	50,000
Interest receivable	3,109,681
Total Assets	422,033,835
LIABILITIES:
Payable to investment adviser	122,435
Payable for administrative services fees	9,334
Redemptions payable	2,598,186
Payable for investments purchased	815,616
Variation margin on futures contracts	279,401
Total Liabilities	3,824,972
NET ASSETS	$418,208,863
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,284,372
Paid-in capital in excess of par	420,273,820
Net unrealized depreciation	(887,928)
Undistributed net investment income	1,652,160
Accumulated net realized loss	(7,113,561)
NET ASSETS	$418,208,863
NET ASSETS BY CLASS
Initial Class	$31,830,093
Institutional Class	$386,378,770
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	3,022,610
Institutional Class	39,821,113
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.53
Institutional Class	$9.70
(a) Cost of investments	$418,003,977
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West Federated Bond Fund
INVESTMENT INCOME:
Interest	$13,757,835
Dividends	59,101
Total Income	13,816,936
EXPENSES:
Management fees	1,411,076
Administrative services fees – Initial Class	108,953
Total Expenses	1,520,029
NET INVESTMENT INCOME	12,296,907
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	789,751
Net realized loss on futures contracts	(1,363,065)
Net Realized Loss	(573,314)
Net change in unrealized appreciation on investments	7,505,032
Net change in unrealized appreciation on futures contracts	198,587
Net Change in Unrealized Appreciation	7,703,619
Net Realized and Unrealized Gain	7,130,305
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,427,212
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West Federated Bond Fund	2016	2015
OPERATIONS:
Net investment income	$12,296,907	$13,531,978
Net realized loss	(573,314)	(726,483)
Net change in unrealized appreciation (depreciation)	7,703,619	(15,891,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,427,212	(3,085,965)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(719,548)	(3,170,988)
Institutional Class	(11,535,926)	(10,363,237)
From net investment income	(12,255,474)	(13,534,225)
Total Distributions	(12,255,474)	(13,534,225)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	10,007,088	44,162,474
Institutional Class	96,774,699	489,302,152
Shares issued in reinvestment of distributions
Initial Class	719,548	3,170,988
Institutional Class	11,535,926	10,363,237
Shares redeemed
Initial Class	(11,892,394)	(499,379,325)
Institutional Class	(110,440,171)	(98,129,394)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,295,304)	(50,509,868)
Total Increase (Decrease) in Net Assets	3,876,434	(67,130,058)
NET ASSETS:
Beginning of year	414,332,429	481,462,487
End of year(a)	$418,208,863	$414,332,429
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	943,675	4,096,865
Institutional Class	9,894,756	49,127,511
Shares issued in reinvestment of distributions
Initial Class	67,609	295,529
Institutional Class	1,174,847	1,069,272
Shares redeemed
Initial Class	(1,128,138)	(46,246,979)
Institutional Class	(11,352,742)	(10,092,531)
Net Decrease	(399,993)	(1,750,333)
(a) Including undistributed net investment income:	$1,652,160	$1,610,727
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29	0.25	0.54	(0.29)	-	(0.29)	$10.70	5.20%
12/31/2013	$10.95	0.25	(0.50)	(0.25)	(0.21)	(0.04)	(0.25)	$10.45	(2.21%)
12/31/2012	$10.77	0.28	0.37	0.65	(0.35)	(0.12)	(0.47)	$10.95	6.08%
Institutional Class
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (c)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
12/31/2016	$ 31,830	0.70%	0.70%	N/A	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	N/A	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	N/A	2.74%	57%
12/31/2013	$418,088	0.70%	0.70%	2.32%	2.32%	92%
12/31/2012	$492,889	0.70%	0.70%	2.57%	2.57%	70%
Institutional Class
12/31/2016	$386,379	0.35%	0.35%	N/A	3.09%	54%
12/31/2015 (c)	$382,028	0.35% (f)	0.35% (f)	N/A	3.25% (f)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Institutional Class inception date was May 1, 2015.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2016

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds, Futures Contracts	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2016

As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,733,154	$ —	$ 1,733,154
Corporate Bonds and Notes	—	190,425,673	—	190,425,673
Foreign Government Bonds and Notes	—	6,277,844	—	6,277,844
Mortgage-Backed Securities	—	117,764,564	—	117,764,564
U.S. Treasury Bonds and Notes	—	81,501,115	—	81,501,115
Exchange Traded Funds	1,091,178	—	—	1,091,178
Short Term Investments	—	18,190,358	—	18,190,358
Total investments, at fair value:	1,091,178	415,892,708	0	416,983,886
Other Financial Investments:
Futures Contracts(a)	423,996	—	—	423,996
Total Assets	$ 1,515,174	$ 415,892,708	$ 0	$ 417,407,882
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (291,833)	$ —	$ —	$ (291,833)
Total Liabilities	$ (291,833)	$ 0	$ 0	$ (291,833)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2016

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$12,255,474	$13,534,225
	$12,255,474	$13,534,225
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, there were no permanent book-tax differences for the year ended December 31, 2016.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,652,165
Undistributed long-term capital gains	—
Capital loss carryforwards	(6,925,694)
Post-October losses	—
Net unrealized depreciation	(1,075,800)
Tax composition of capital	$(6,349,329)
At December 31, 2016, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2016, the Fund utilized $67,345 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards as of December 31, 2016, were as follows:
No Expiration	$(6,925,694)
Total	$(6,925,694)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$418,059,686
Gross unrealized appreciation on investments	5,927,832
Gross unrealized depreciation on investments	(7,003,632)
Net unrealized depreciation on investments	$(1,075,800)

Annual Report - December 31, 2016

Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,842 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation	$132,163 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2016

The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(1,363,065)	Net change in unrealized appreciation on futures contracts	$198,587
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $70,318,220 and $107,528,865, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $142,841,585 and $115,792,512, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2016.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2016

7.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Federated Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Federated Bond Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017